UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported): February 14, 2018

Commission File Number of securitizer: _______________

Central Index Key Number of securitizer: 0001731704

CREDITSHOP, LLC1

(Exact name of securitizer as specified in its charter)

Kurt Campisano, Chief Financial Officer (512) 666-3475
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [ ]

__	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor:

________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

________________________________________________

Name and telephone number, including area code,
of the person to contact in connection with this filing

[1]

CreditShop, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by it and its subsidiaries and outstanding during the reporting period that were not the subject of a filing on Form ABS-15G by an affiliated securitizer in the credit card asset class.

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), CreditShop, LLC has indicated by check mark that there is no activity to report for the calendar quarter ended December 31, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDITSHOP, LLC (Securitizer)

By:	/s/ Kurt Campisano
Name: Kurt Campisano
Title: Chief Financial Officer

Date: February 15, 2018